HAWAIIAN TAX-FREE TRUST
Portfolio of Investments
December 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — 97.4%
Hawaii — 97.4%
Hawaii County GO, Callable 09/01/35 at 100, 5.00%, 9/1/46	$ 6,000,000	$ 6,416,977
Hawaii County GO, Callable 09/01/35 at 100, 5.25%, 9/1/47	6,000,000	6,529,771
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 9/1/41	3,600,000	3,952,254
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 4.00%, 9/1/35	1,000,000	1,001,100
Hawaii County GO, Series D, Refunding, Callable 03/01/27 at 100, 4.00%, 9/1/28	800,000	812,794
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(a)	12,000,000	12,086,136
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 01/01/34 at 100, 4.75%, 7/1/55	1,835,000	1,828,706
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 01/01/34 at 101, 6.00%, 7/1/56	3,200,000	3,560,601
Hawaii Housing Finance & Development Corp. Revenue, Series A, Callable 01/21/26 at 100, 3.75%, 1/1/31	1,825,000	1,825,747
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 7/1/48	2,465,000	2,481,766
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/32 at 100, 5.00%, 7/1/47	5,750,000	5,851,479
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/35 at 100, 5.25%, 7/1/51	$22,600,000	$ 23,532,008
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/41	3,465,000	3,860,548
Hawaii State Department of Budget & Finance Revenue, Callable 07/01/33 at 100, 5.50%, 7/1/52	10,000,000	10,751,136
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/28	340,000	343,340
Hawaii State Department of Budget & Finance Revenue, Refunding, 4.00%, 1/1/29	360,000	365,006
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/32	540,000	547,165
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/33	540,000	545,035
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/34	435,000	406,598
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/35	300,000	276,555
Hawaii State Department of Budget & Finance Revenue, Refunding, Callable 01/01/30 at 100, 3.00%, 1/1/36	280,000	253,452
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, 5.00%, 7/1/31	1,000,000	1,114,750

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/37	$2,675,000	$ 2,983,340
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/42	12,000,000	13,019,320
Hawaii State Department of Budget & Finance Revenue, Series A, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/43	5,000,000	5,369,282
Hawaii State Department of Budget & Finance Revenue, Series B, Refunding, 5.00%, 7/1/32	2,500,000	2,824,903
Hawaii State Department of Hawaiian Home Lands, COP, Series A, Refunding, 5.00%, 11/1/27	1,115,000	1,165,656
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/26	945,000	950,644
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/29	905,000	930,591
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/30	840,000	863,544
Hawaii State GO, Series EO, Callable 01/31/26 at 100, 5.00%, 8/1/30	3,195,000	3,200,564
Hawaii State GO, Series EO, Unrefunded portion, Callable 01/31/26 at 100, 5.00%, 8/1/28	1,735,000	1,737,966
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EO, Unrefunded portion, Callable 01/31/26 at 100, 5.00%, 8/1/29	$1,475,000	$ 1,477,545
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 5/1/34	2,540,000	2,613,229
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/38	6,000,000	6,325,340
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 5.00%, 1/1/39	400,000	420,608
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/36	9,000,000	9,130,022
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/37	9,000,000	9,083,054
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/35	1,010,000	1,115,685
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/37	2,800,000	3,063,809
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/41	3,580,000	3,807,756
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/32	1,000,000	1,071,151
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 5.00%, 1/1/30	4,500,000	4,550,562

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Fund Revenue, Series A, Callable 07/01/26 at 100, 4.00%, 1/1/31	$4,300,000	$ 4,321,807
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/40	760,000	840,566
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/41	800,000	877,425
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/43	885,000	950,849
Honolulu City & County Board of Water Supply Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/52	5,150,000	5,365,014
Honolulu City & County Board of Water Supply Revenue, Series A, Callable 07/01/31 at 100, 4.00%, 7/1/39	35,000	35,894
Honolulu City & County Board of Water Supply Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.25%, 7/1/49	7,500,000	8,074,150
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/42	2,435,000	2,627,951
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/43	1,500,000	1,603,541
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/44	3,400,000	3,610,226
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	3,455,000	3,649,403
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/46	$3,865,000	$ 4,067,961
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/47	4,115,000	4,320,492
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/48	3,325,000	3,484,760
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.25%, 7/1/44	3,125,000	3,421,501
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/45	3,000,000	3,187,663
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/37	1,800,000	1,814,435
Honolulu City & County GO, Series D, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/38	16,510,000	18,996,084
Honolulu City & County GO, Series D, Refunding, Callable 07/01/35 at 100, 5.00%, 7/1/39	7,350,000	8,390,423
Honolulu City & County Revenue, Kaleimao Village-West, Putable, 5.00%, 5/1/29(a)	5,000,000	5,209,982
Honolulu City & County Revenue, Maunakea Tower Apartments, Putable, 5.00%, 6/1/27, (HUD SECT 8)(a)	1,000,000	1,007,774
Honolulu City & County Wastewater System Revenue, Senior Series, Callable 07/01/33 at 100, 5.00%, 7/1/48	3,720,000	3,884,167

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Continued)
December 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Series, Callable 07/01/33 at 100, 5.25%, 7/1/53	$10,000,000	$ 10,615,365
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.00%, 7/1/51	14,360,000	14,862,024
Honolulu City & County Wastewater System Revenue, Senior Series, Series A, Callable 07/01/32 at 100, 5.25%, 7/1/51	17,500,000	18,468,236
Honolulu City & County Wastewater System Revenue, Senior Series, Series B, Callable 07/01/35 at 100, 5.25%, 7/1/55	16,000,000	17,217,818
Honolulu City & County Wastewater System Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/44	770,000	795,254
Kauai County GO, 5.00%, 8/1/26	235,000	238,330
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/28	285,000	296,265
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/30	385,000	399,427
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 8/1/32	200,000	203,874
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/37	200,000	205,487
Kauai County GO, OID, Callable 08/01/27 at 100, 2.50%, 8/1/29	825,000	812,247
Kauai County GO, Refunding, 5.00%, 8/1/29	3,000,000	3,255,548
Kauai County GO, Refunding, 5.00%, 8/1/30	3,500,000	3,875,015
Kauai County GO, Refunding, 5.00%, 8/1/31	3,000,000	3,381,479
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Refunding, 5.00%, 8/1/33	$3,000,000	$ 3,473,293
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/38	1,650,000	1,814,349
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/39	3,885,000	4,240,780
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/40	4,075,000	4,418,506
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/41	1,350,000	1,453,315
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/42	1,575,000	1,683,527
Maui County GO, Callable 09/01/35 at 100, 5.00%, 9/1/42	1,400,000	1,543,071
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 3/1/40	1,200,000	1,272,150
Maui County GO, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/30	2,000,000	2,128,550
University of Hawaii Revenue, Series B, Refunding, Callable 01/31/26 at 100, 5.00%, 10/1/26	1,000,000	1,001,821
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/29	4,000,000	4,081,234
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31	3,650,000	3,724,126
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/29	1,000,000	1,040,830
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/30	2,000,000	2,086,421

See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/31	$2,500,000	$ 2,605,933
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/34	655,000	679,362
TOTAL MUNICIPAL BONDS (Cost $364,883,845)		365,663,200
	Number of Shares
SHORT-TERM INVESTMENT — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%(b)	2,865,363	2,865,363
TOTAL SHORT-TERM INVESTMENT (Cost $2,865,363)		2,865,363

TOTAL INVESTMENTS - 98.2% (Cost $367,749,208)		368,528,563
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		6,794,167
NET ASSETS - 100.0%		$375,322,730

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Rate disclosed is the 7-day yield at December 31, 2025.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
OID	Original Issue Discount
See accompanying Notes to the Quarterly Portfolio of Investments.

HAWAIIAN TAX-FREE TRUST
Notes to the Quarterly Portfolio of Investments
December 31, 2025
(Unaudited)
Portfolio Valuation —The Hawaiian Tax-Free Trust's (the “Trust”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open.Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued using other fair value methods. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust's Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Trust’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments).
The fair value of a Trust's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of December 31, 2025, in valuing the Trust's investments carried at fair value:
	Total Value at 12/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Municipal Bonds	$365,663,200	$—	$365,663,200	$—
Short-Term Investment	2,865,363	2,865,363	—	—
Total Assets	$368,528,563	$2,865,363	$365,663,200	$—

HAWAIIAN TAX-FREE TRUST
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2025
(Unaudited)
At the end of each quarter, the Adviser evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, the Adviser evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Trust’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Trust may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Trust to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Trust have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Trust had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended December 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Trust’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.